Future aircraft leases payments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Future aircraft leases payments

(34)	Future aircraft leases payments
The Group has 75 aircraft that are under financial leasing. The following is the summary of future financial lease commitments:

Aircraft
Less than one year (1)	$1,883,281

$1,883,281

(1)	It corresponds to financial leases that were in default before Chapter 11 and therefore all debt is short-term.
The Group has 62 aircraft that are under operating leases, which have an average remaining lease term of 59 months. Operating leases can be renewed, in accordance with the administration’s business plan. The following is the summary of the future commitments of operating leases:

Aircraft
Less than one year(1)	$274,167
Between one and five years	824,391
More than five years	282,474

$1,381,032

In the first quarter of 2020, the Group terminated the lease agreements of two
(2
) Embraer
E-190s
with Aerolitoral, S.A. de C.V. and ended the wet lease agreement of one
(1
) A330. During the period,
nine
(9
) A320s were converted from finance lease to operating lease through a sale and lease back transaction and ten (10) E190s and two (2) A300Fs were sold.
In June 2020, the Group terminated operating leases on
two
(2) A319s and
two
(2) A320s and finance leases on
two
(2) A321s,
two
(2) A330s and
four
(4) ATR72s.
Future operating lease commitments are calculated under the assumption that the aircraft will be in continuous operation. However, the amounts may vary depending on the aircraft operating plan during the Chapter 11 reorganization process, in which the Group agreed with the aircraft lessors on a variable
“Power-by-the-Hour”
compensation structure based on flight hours.
The Group has 9 spare engines under an operating lease contract for its aircraft fleet of the E190 and A320 families. The following is the summary of the future commitments of operating leases:

Engines
Less than one year	$4,789
Between one and five years	17,856
More than five years	701

$23,346

As of December 31, 2020, the Group rejected under Chapter 11 leases for three
(3) engines with future commitments, of which two (2) engines are from the A320 fleet and one
(1) engine is from the E190 Fleet. At the end of 2020, the termination documents for these leases were in the process of being signed, which would formalize the departure of the engines from Avianca Holdings S.A. fleet.
In the fourth quarter of 2020, the return of two (2) TRENT 772 engines supplied by the workshop to cover removals for repairs is legalized and five
(5) CFM56-5B4/P
engines are incorporated under operating leases for a term of 1 year.
Future operating lease commitments are calculated under the assumption that the engines will be operating continuously. However, amounts may vary depending on the engine operating plan during the Chapter 11 reorganization process, in which the Group agreed with the engine lessors on a variable
“Power-by-the-Hour”
compensation structure based on flight hours.
During the year ended December 31, 2020, 16 A320, 4 A321 and 2 A330 operating leases were extended, 3 A320neo were added to the fleet under operating leases, 1 A300F was destroyed (due to damage), 1 A300F was acquired, 10 A318 and 2 A320 finance leases and 2 owned A320s were sold. A lease agreement for 1
B787-9
was also signed during 2019.
The value of payments recognized as expenses in the period is:

	December 31, 2020	December 31, 2019
Leases minimum payments	$3,398	$11,762